SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2017
Corporate assets [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	two to seven years, straight line
Vehicles [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	three to five years, straight line
Production and related equipment [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	units of production over proven and probable resources
General infrastructure [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	units of production over proven and probable resources
Earthmoving equipment [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	estimated hours
Assets under construction [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	not depreciated until ready for use
Mineral properties [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	units of production over proven and probable resources